Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

July 28, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Medalist Partners MBS Total Return Fund (S000041568)
Medalist Partners Short Duration Fund (S000044807)

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), as amended, the Investment Company Act of 1940 (the “1940 Act”), as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Medalist Partners MBS Total Return Fund and Medalist Partners Short Duration Fund, (the “Funds”), is Post-Effective Amendment No. 1128 under the 1933 Act and Amendment No. 1130 under the 1940 Act to the Trust’s Registration Statement on Form N-1A. The primary purpose of this filing is to reflect the change in investment adviser to the Trust’s series: Semper MBS Total Return Fund and Semper Short Duration Fund, soon to be renamed the Medalist Partners MBS Total Return Fund and Medalist Partners Short Duration Fund, respectively, to be effective September 26, 2023.

The Trust anticipates filing a subsequent amendment to its Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act in September 2023 to incorporate any additional changes in response to comments from the staff of the Commission, to incorporate updated financial statements, to make other non-material changes and to file any outstanding exhibits.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363 or elaine.richards@usbank.com.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Advisors Series Trust

Enclosures